FINANCIAL ASSETS AND LIABILITIES - Bunker Derivatives (Details) - t	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Bunker derivatives [Member]
Derivative [Line Items]
Outstanding bunker swap agreements	23,700	3,600